	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF MARCH 31, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE

-------------		------------
COMMON STOCKS - 90.44%
	Consumer Discretionary - Automobiles &
	Components - 1.27%
82,000	Dorman Products, Inc.	$ 4,532,140
		------------

	Consumer Discretionary - Durables &
	Apparel - 0.93%
162,500	La-Z-Boy Incorporated	3,339,375
		------------

	Consumer Discretionary - Retailing - 3.00%
68,500	Murphy USA Inc.	5,778,660
107,500	Ollie's Bargain Outlet Holdings, Inc.	4,981,550
		------------
		10,760,210
		------------

	Consumer Discretionary - Services - 2.50%
230,000	Carriage Services, Inc.	3,714,500
352,500	Wendy's Company (The)	5,245,200
		------------
		8,959,700
		------------

	Consumer Staples - Food & Staples
	Retailing - 1.03%
70,500	PriceSmart, Inc.	3,704,775
		------------

	Consumer Staples - Food, Beverage &
	Tobacco - 1.52%
292,500	Nomad Foods Limited	5,428,800
		------------

	Financials - Banks - 1.31%
137,500	Glacier Bancorp, Inc.	4,675,688
		------------

	Financials - Diversified - 3.18%
116,500	Cohen & Steers, Inc.	5,294,925
52,300	Morningstar, Inc.	6,079,875
		------------
		11,374,800
		------------

	Financials - Insurance - 1.87%
170,000	Brown & Brown, Inc.	6,157,400
12,000	Goosehead Insurance, Inc. - Class A	535,560
		------------
		6,692,960
		------------

	Health Care - Equipment & Services - 10.96%
93,500	LivaNova PLC	4,230,875
92,500	NuVasive, Inc.	4,686,050
47,000	STERIS plc	6,578,590
114,500	Tabula Rasa HealthCare, Inc.	5,987,205
182,000	Varex Imaging Corporation	4,133,220
284,746	Vocera Communications, Inc.	6,048,005
265,000	Wright Medical Group N.V.	7,592,250
		------------
		39,256,195
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 6.35%
34,500	Bio-Techne Corporation	6,541,890
49,000	ICON plc	6,664,000
145,000	Prestige Consumer Healthcare Inc.	5,318,600
107,500	Syneos Health, Inc.	4,237,650
		------------
		22,762,140
		------------

	Industrials - Capital Goods - 3.72%
137,500	A.O. Smith Corporation	5,198,875
192,110	Beacon Roofing Supply, Inc.	3,177,500
280,210	BMC Stock Holdings, Inc.	4,968,123
		------------
		13,344,498
		------------

	Industrials - Commercial & Professional
	Services - 11.56%
100,000	Exponent, Inc.	7,191,000
242,500	Healthcare Services Group, Inc.	5,798,175
160,000	IAA, Inc.	4,793,600
88,000	ICF International, Inc.	6,045,600
355,000	Interface, Inc.	2,683,800
260,000	KAR Auction Services, Inc.	3,120,000
165,000	Ritchie Bros. Auctioneers Incorporated	5,639,700
135,696	SP Plus Corporation	2,815,692
109,470	US Ecology, Inc.	3,327,888
		------------
		41,415,455
		------------

	Industrials - Transportation - 4.89%
164,000	Knight-Swift Transportation Holdings Inc.	5,379,200
293,766	Marten Transport, Ltd.	6,028,078
168,500	Werner Enterprises, Inc.	6,109,810
		------------
		17,517,088

		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 4.91%
380,000	Lattice Semiconductor Corporation	6,771,600
80,140	Power Integrations, Inc.	7,078,766
100,100	Semtech Corporation	3,753,750
		------------
		17,604,116
		------------

	Information Technology - Software &
	Services - 23.97%
136,000	BlackLine, Inc.	7,154,960
71,750	CyberArk Software Ltd.	6,138,930
189,000	Descartes Systems Group Inc. (The)	6,499,710
53,000	Euronet Worldwide, Inc.	4,543,160
187,500	EVERTEC, Inc.	4,261,875
205,000	EVO Payments, Inc. - Class A	3,136,500
94,500	ExlService Holdings, Inc.	4,916,835
305,000	i3 Verticals, Inc. - Class A	5,822,450
7,500	Mimecast Limited	264,750
69,000	Paylocity Holding Corporation	6,094,080
97,500	Q2 Holdings, Inc.	5,758,350
84,000	Qualys, Inc.	7,307,160
27,500	Rapid7, Inc.	1,191,575
510,000	Repay Holdings Corporation	7,318,500
260,000	SailPoint Technologies Holdings, Inc.	3,957,200
89,000	Varonis Systems, Inc.	5,666,630
135,900	WNS (Holdings) Limited	5,840,982
		------------
		85,873,647
		------------

	Materials - 5.00%
59,500	AptarGroup, Inc.	5,922,630
233,500	GCP Applied Technologies Inc.	4,156,300
222,500	PolyOne Corporation	4,220,825
95,292	UFP Technologies, Inc.	3,629,672
		------------
		17,929,427
		------------

	Real Estate - 2.47%
154,933	Community Healthcare Trust Incorporated	5,930,835
115,200	NexPoint Residential Trust, Inc.	2,904,192
		------------
		8,835,027
		------------

	TOTAL COMMON STOCKS
	(cost $273,073,743)	324,006,041
		------------

SHORT-TERM INVESTMENTS - 9.55%
	U.S. Government Security - 1.40%
$5,000,000	U.S. Treasury Bill 04/02/2020, 1.505%	4,999,795
		------------

	Money Market Funds - 8.15%
14,814,861	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),
	7-day net yield 0.30%	14,814,861
14,402,354	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.25%	14,402,354
		------------
		29,217,215
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $34,217,010)	34,217,010
		------------

	TOTAL INVESTMENTS
	(cost $307,290,753) - 99.99%	358,223,051
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.01%	35,396
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$358,258,447
		------------
		------------
% of net assets.

As of March 31, 2020, investment cost for federal tax purposes was $307,273,173 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$82,747,475
Unrealized depreciation	(31,797,597)
------------
Net unrealized appreciation	$ 50,949,878
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	---------------
Level 1 -
Common Stocks(1)	$324,006,041
Money Market Funds	29,217,215
Level 2 -
U.S. Government Security	4,999,795
Level 3 -
None	--
------------
Total	$358,223,051
------------
------------

(1) See Schedule above for further detail by industry.